Class K [Member] Expense Example - Class K - BlackRock Pennsylvania Municipal Bond Fund - Class K	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	415
Expense Example, with Redemption, 10 Years	$ 942